Average Annual Total Returns			12 Months Ended		36 Months Ended	38 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended		121 Months Ended	133 Months Ended	134 Months Ended	149 Months Ended
		Feb. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 1000 Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS United States 1000 Index (reflects no deduction for fees, taxes, or expenses)
Average Annual Return, Percent			17.01%				12.99%		13.99%				13.04%
Solactive GBS Developed Markets ex North America Large and Mid-Cap Index (reflects no deduction for fees or expense)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Developed Markets ex North America Large and Mid-Cap Index (reflects no deduction for fees or expense)
Average Annual Return, Percent			31.25%				8.87%		8.14%			7.41%
Solactive GBS Global Markets Large & Mid Cap Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Global Markets Large & Mid Cap Index(reflects no deduction for fees, taxes, or expenses)
Average Annual Return, Percent			23.28%				11.77%	12.09%
Solactive US Aggregate Bond Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive US Aggregate Bond Index(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			6.75%		4.24%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%				14.42%		14.82%					14.02%
Solactive US Aggregate Bond Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive US Aggregate Bond Index(reflects no deduction for fees, taxes, or expenses)
Average Annual Return, Percent			6.75%	5.61%
Solactive 1-3 Month US T-Bill Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive 1-3 Month US T-Bill Index(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			4.30%		4.91%
Alpha Architect U.S. Quantitative Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.03%				13.61%		10.02%				7.88%
Performance Inception Date		Oct. 21, 2014
Alpha Architect U.S. Quantitative Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.63%				13.15%		9.59%				7.46%
Alpha Architect U.S. Quantitative Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.78%				10.84%		8.15%				6.33%
Alpha Architect International Quantitative Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			34.59%				7.77%		6.35%			5.57%
Performance Inception Date		Dec. 16, 2014
Alpha Architect International Quantitative Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			33.89%				6.83%		5.69%			4.96%
Alpha Architect International Quantitative Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			21.29%				6.06%		5.11%			4.48%
Alpha Architect U.S. Quantitative Momentum ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.63%				5.45%		11.33%		10.56%
Performance Inception Date		Dec. 01, 2015
Alpha Architect U.S. Quantitative Momentum ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.50%				5.20%		11.17%		10.41%
Alpha Architect U.S. Quantitative Momentum ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			1.65%				4.19%		9.40%		8.72%
Alpha Architect U.S. Quantitative Momentum ETF Class | Solactive GBS United States 1000 Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS United States 1000 Index (reflects no deduction for fees, taxes, or expenses)
Average Annual Return, Percent			17.01%				12.99%		13.99%		13.55%
Alpha Architect International Quantitative Momentum ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			46.96%				5.43%		6.35%	6.54%
Performance Inception Date		Dec. 22, 2015
Alpha Architect International Quantitative Momentum ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			46.28%				4.79%		5.97%	6.16%
Alpha Architect International Quantitative Momentum ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			28.60%				4.22%		5.13%	5.30%
Alpha Architect International Quantitative Momentum ETF Class | Solactive GBS Developed Markets ex North America Large and Mid-Cap Index (reflects no deduction for fees or expense)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Developed Markets ex North America Large & Mid Cap Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent			31.25%				8.87%		8.14%	8.30%
Alpha Architect Global Factor Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.41%				4.95%	3.72%
Performance Inception Date		May 02, 2017
Alpha Architect Global Factor Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			17.85%				4.37%	3.29%
Alpha Architect Global Factor Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			11.31%				3.76%	2.86%
Alpha Architect High Inflation and Deflation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.15%			2.06%
Performance Inception Date		Nov. 16, 2022
Alpha Architect High Inflation and Deflation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.84%			0.01%
Alpha Architect High Inflation and Deflation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.05%			0.70%
Alpha Architect High Inflation and Deflation ETF Class | Solactive US Aggregate Bond Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive US Aggregate Bond Index(reflects no deduction for fees, taxes, or expenses)
Average Annual Return, Percent			6.75%			4.13%
Alpha Architect Tail Risk ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.58%				1.55%		3.05%					3.47%
Performance Inception Date		Aug. 14, 2013
Alpha Architect Tail Risk ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions1
Average Annual Return, Percent	[1]		2.58%				1.16%		2.35%					2.69%
Alpha Architect Tail Risk ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares1
Average Annual Return, Percent	[1]		1.52%				1.11%		2.17%					2.49%
Alpha Architect Aggregate Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.32%	5.24%
Performance Inception Date		Dec. 17, 2024
Alpha Architect Aggregate Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.26%	5.18%
Alpha Architect Aggregate Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.15%	3.97%
Alpha Architect 1-3 Month Box ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.33%		4.87%
Performance Inception Date		Dec. 27, 2022
Alpha Architect 1-3 Month Box ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.33%		4.84%
Alpha Architect 1-3 Month Box ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			2.56%		3.74%

[1]	This table shows returns for the Institutional Class Shares of the Predecessor Mutual Fund, which commenced operations on August 14, 2013. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).